CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 255,605	$ 228,830	$ 255,863
OCI, Debt Securities, Available-for-Sale, Gain (Loss), before Adjustment, after Tax	85,540	17,879	43,967
Other comprehensive income (loss), net of tax:
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	7,051	7,565	0
Change in retirement obligation	5,411	637	906
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	1,270	(4,931)	3,755
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	585	(1,130)	216
Other comprehensive income (loss)	99,857	20,020	48,844
Comprehensive income (loss)	$ 355,462	$ 248,850	$ 304,707